Intangible assets (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Intangible Assets

	Technology Know-how	Development costs	Goodwill	Trademarks	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Cost
At January 1, 2018	—	136,822	218,311	—	355,133
Addition – internally generated	—	195,879	—	—	195,879
Reclassification	136,822	(136,822)	—	—	—

At December 31, 2018 and January 1, 2019	136,822	195,879	218,311	—	551,012
Addition	—	366,708	—	169,811	536,519

At December 31, 2019	136,822	562,587	218,311	169,811	1,087,531

Accumulated amortization and impairment
At January 1, 2018	—	126,700	5,675	—	132,375
Reclassification	126,700	(126,700)	—	—	—

At December 31, 2018 and January 1, 2019	126,700	—	5,675	—	132,375
Amortization	1,012	—	—	—	1,012

At December 31, 2019	127,712	—	5,675	—	133,387

Net carrying amount
At December 31, 2018	10,122	195,879	212,636	—	418,637

At December 31, 2019	9,110	562,587	212,636	169,811	954,144

US$’000	1,286	79,404	30,012	23,967	134,669

Summary of carrying amount of goodwill allocated	Carrying amount of goodwill allocated to the cash-generating unit:

	31.12.2018	31.12.2019	31.12.2019
	RMB’000	RMB’000	US$’000

Yuchai	212,636	212,636	30,012